Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 2) - Oil And Gas Producing Activities [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Entitiees [Member]
IfrsStatementLineItems [Line Items]
Sales to third parties	$ 232	$ 308	$ 767
Intersegment	59,305	60,208	66,113
Net operation revenues	59,537	60,516	66,880
Production costs	(16,307)	(15,531)	(17,009)
Exploration expenses	(1,217)	(913)	(982)
Depreciation, depletion and amortization	(11,715)	(9,292)	(10,230)
Impairment of oil and gas properties	(1,847)	(1,244)	(2,105)
Other operating expenses	(2,441)	(5,482)	(2,528)
Results before income tax expenses	26,010	28,054	34,026
Income tax expenses	(8,842)	(9,538)	(11,569)
Results of operations (excluding corporate overhead and interest costs)	17,168	18,516	22,457
Consolidated Entitiees [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Sales to third parties	115	175	631
Intersegment	59,305	60,208	66,113
Net operation revenues	59,420	60,383	66,744
Production costs	(16,250)	(15,472)	(16,946)
Exploration expenses	(1,103)	(901)	(981)
Depreciation, depletion and amortization	(11,673)	(9,248)	(10,186)
Impairment of oil and gas properties	(1,848)	(1,239)	(2,105)
Other operating expenses	(2,483)	(5,547)	(2,504)
Results before income tax expenses	26,063	27,977	34,023
Income tax expenses	(8,880)	(9,538)	(11,568)
Results of operations (excluding corporate overhead and interest costs)	17,184	18,439	22,455
Consolidated Entitiees [Member] | Country South America [Member]
IfrsStatementLineItems [Line Items]
Sales to third parties	113	133	136
Net operation revenues	113	133	136
Production costs	(54)	(59)	(63)
Exploration expenses	(114)	(12)	(1)
Depreciation, depletion and amortization	(42)	(44)	(44)
Impairment of oil and gas properties	1	(5)
Other operating expenses	(9)	(5)	(15)
Results before income tax expenses	(105)	8	12
Income tax expenses	36	(3)	(4)
Results of operations (excluding corporate overhead and interest costs)	(69)	5	8
Consolidated Entitiees [Member] | Other Countries [Member]
IfrsStatementLineItems [Line Items]
Sales to third parties	4
Net operation revenues	4
Production costs	(3)
Other operating expenses	(4)	(1)	(1)
Results before income tax expenses	(3)	(1)	(1)
Income tax expenses	1	1	1
Results of operations (excluding corporate overhead and interest costs)	(2)		(1)
Consolidated Entitiees [Member] | Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Sales to third parties	117	133	136
Net operation revenues	117	133	136
Production costs	(57)	(59)	(63)
Exploration expenses	(114)	(12)	(1)
Depreciation, depletion and amortization	(42)	(44)	(44)
Impairment of oil and gas properties	1	(5)
Other operating expenses	42	65	(24)
Results before income tax expenses	(53)	77	3
Income tax expenses	38		(1)
Results of operations (excluding corporate overhead and interest costs)	(16)	77	2
Consolidated Entitiees [Member] | Country North America [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses	55	71	(8)
Results before income tax expenses	55	71	(8)
Income tax expenses	1	2	3
Results of operations (excluding corporate overhead and interest costs)	56	73	(5)
Equity Method Investeee [Member]
IfrsStatementLineItems [Line Items]
Sales to third parties	140	170	159
Net operation revenues	140	170	159
Production costs	(36)	(50)	(36)
Depreciation, depletion and amortization	(40)	(36)	(26)
Impairment of oil and gas properties			(75)
Other operating expenses	(7)	(10)	(25)
Results before income tax expenses	57	74	(3)
Results of operations (excluding corporate overhead and interest costs)	$ 57	$ 74	$ (3)